17010578

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

JUL 07 2017

Washington, DC 20549

CERT NAS
File No. 001-38115

Electronic Mail Only

July 7, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on June 16, 2017 The Nasdaq Stock Market (the "Exchange") received from The Simply Good Foods Company (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Common Stock, $0.01 par value

Warrants, each exercisable for one share of Common Stock at an exercise price of $11.50 per share

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery